Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Elevance Health 401(k) Plan
Schedule H, Line 4i—Schedule of Assets (Held at End of Year)
Plan Sponsor: ATH Holding Company, LLC. EIN #11-3713086 Plan #003

(a)	(b)	(c)				(d)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, interest rate, collateral and par or maturity value				Cost**	Current value

*	JP Morgan	Plan's interest in EH Master Trust				—	$13,065,058,854

*	Notes receivable from participants	Interest rates range from	3.25%	to	10.50%		$237,618,710
		maturing at various dates through			5/26/2045

Investments, at fair value, Interest in EH Master Trust	$ 13,065,058,854	$ 11,861,354,869
Participant loans	$ 237,618,710
EIN	11-3713086
Plan Number	003
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, interest rates	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, interest rates	10.50%
Participant Loans, maturities	May 26, 2045
Investment, Identifier [Axis]: JP Morgan
EBP, Schedule of Asset Held for Investment [Line Items]
Investment party-in-interest	true
Investment issuer name	JP Morgan [Member]
Investment type	Miscellaneous Investments [Member]
Investment participation status	EBP, Participant-Directed [Member]